CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based compensation	$ 33,382	$ 92,160	$ 76,356
Cost of revenues [Member]
Share-based compensation	8,089	5,797	5,932
Research and development expenses
Share-based compensation	24,053	42,646	52,611
Sales and marketing expenses [Member]
Share-based compensation	1,285	1,311	724
General and administrative expenses [Member]
Share-based compensation	$ (45)	$ 42,406	$ 17,089
Class A common shares
Number of common shares represented by each ADS	20	20	20